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                            [NATIONWIDE LETTERHEAD]

May 1, 2001


VIA EDGAR


The United States Securities
   and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-0506


Re:          Nationwide VLI Separate Account-2
             Nationwide Life Insurance Company
             Post-Effective Amendment No. 13
             SEC File No. 033-35783
             CIK Number:  0000820914

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide VLI Separate Account-2 (the "Separate Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of the Prospectus that would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post-Effective Amendment No. 13 to the Registration Statement for the Company and the Separate Account which became effective May 1, 2001.

Please call the undersigned at (614) 249-6567 with any questions with regard to this filing.

Sincerely,

/s/ Linda Barnes

Linda G. Barnes
Senior Compliance Analyst
Nationwide Life Insurance Company


Cc:      File